Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Schedule of revenues and income (loss) from operations for the reportable segments

The table below presents revenues and income (loss) from operations for our reportable segments for the thirteen and twenty-six weeks ended June 26, 2021 and thirteen and twenty-six weeks ended June 27, 2020.

	Thirteen Weeks	Thirteen Weeks	Twenty-six Weeks	Twenty-six Weeks
	Ended	Ended	Ended	Ended
	June 26, 2021	June 27, 2020	June 26, 2021	June 27, 2020
Revenues
Hardware and Protective Solutions	$263,129	$269,499	$514,058	$482,676
Robotics and Digital Solutions	66,351	42,198	122,230	98,505
Canada	46,235	35,013	80,708	61,365
Total revenues	$375,715	$346,710	$716,996	$642,546
Segment income (loss) from operations
Hardware and Protective Solutions	$9,995	$24,423	$16,045	$33,276
Robotics and Digital Solutions	6,546	(4,510)	6,700	1,386
Canada	2,968	815	2,544	(4,488)
Total income from operations	$19,509	$20,728	$25,289	$30,174

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Revenues
Hardware and Protective Solutions	$1,024,392	$853,016	$636,717
Robotics and Digital Solutions	209,287	236,086	196,043
Canada	134,616	125,260	141,415
Total revenues	$1,368,295	$1,214,362	$974,175
Segment Income (Loss) from Operations
Hardware and Protective Solutions	$67,313	$14,204	$18,555
Robotics and Digital Solutions	3,177	3,385	17,705
Canada	(4,724)	(9,894)	(8,817)
Total segment income from operations	$65,766	$7,695	$27,443